SHARE CAPITAL AND SHAREBASED PAYMENTS	12 Months Ended
Dec. 31, 2020
Note 18 - SHARE CAPITAL AND SHARE-BASED PAYMENTS
(a)	Authorized: Unlimited common shares without par value.

(b)	Issued:

(i)

During the year ended December 31, 2020, the Company issued 6,730,054 common shares in an at-the-market offering under prospectus supplement for gross proceeds of $4,940. The Company paid a 3% cash commission of $148 on gross proceeds, for net proceeds of $4,792, and incurred an additional $106 in issuance costs during the period.

During the year ended December 31, 2020, the Company issued 4,195,072 common shares following the exercise of 4,195,072 warrants. As a result, $6,112 was recorded to share capital, representing cash proceeds of $3,356, fair value of the warrants on the date of exercise (see Note 16 for valuation methodology for $US denominated warrants) of $2,733, and movements in foreign exchange of $69.

During the year ended December 31, 2020, the Company also issued 464,122 common shares following the exercise of 464,122 broker warrants. As a result, $416 was recorded to share capital, representing cash proceeds of $300 and the amount attributed to the warrants upon issuance in 2019, representing $116.

During the year ended December 31, 2020, the Company issued 675,145 common shares as settlement of accrued advisory services provided by Cantor Fitzgerald Canada Corporate (“Cantor”) for the completion of the sale of Bralorne. The value of these shares was accrued at December 31, 2019; however, the shares were not issued until January 2020.

During the year ended December 31, 2020, the Company issued 48,000 common shares following the exercise of 48,000 options. As a result, $43 was recorded to share capital, representing cash proceeds of $28 and the fair value upon issuance of $15.

During the year ended December 31, 2020, the Company issued 863,901 common shares upon exercise of RSUs. As a result, $650 was recorded to share capital.

(ii)

During the year ended December 31, 2019, the Company closed a bought-deal financing, issuing 5,411,900 common shares at the price of C$0.85, as well as 2,323,460 flow-through shares at the price of C$0.99 for gross proceeds of $5,240 (C$6,900). The financing was made by way of prospectus supplement in July 2019, so the Company’s existing Canadian short-form base shelf prospectus dated December 21, 2018.

Of the $5,240 total aggregate proceeds raised, $116 was attributed to 464,122 warrants issued as commission, leaving a residual amount of $5,124. This amount includes a flow-through premium, which represents the difference between the C$0.85 price in which the common shares were issued, and the offering price of C$0.99 per share. Based on the C$ to US$ exchange rate on the date of the transaction, $247 was recorded as the flow-through premium, for a net share capital allocation of $4,877. This premium is presented in “Other liabilities” on the consolidated statements of financial position as at December 31, 2019.

The Company paid a 7% cash commission on the gross proceeds in the amount of $367, and incurred additional legal and professional costs of $115. Costs of $10 were allocated to the fair value of the warrants and have been reflected in the condensed consolidated interim statements of operations as a finance cost, and costs of $472 have been reflected as share issuance costs in the condensed consolidated interim statements of changes in equity.

During the year ended December 31, 2019, the Company issued 4,954,000 common shares in an at-the-market offering under prospectus supplement for gross proceeds of $2,924. The Company paid a 3% cash commission of $87 on gross proceeds, for net proceeds of $2,837, and incurred an additional $75 in issuance costs during the period,

During the year ended December 31, 2019, the Company issued 565,259 common shares upon exercise of RSUs. As a result, $835 was recorded to share capital.

(c)	Stock options:

The Company has a stock option plan to purchase the Company’s common shares, under which it may grant stock options of up to 10% of the Company’s total number of shares issued and outstanding on a non-diluted basis. The stock option plan provides for the granting of stock options to directors, officers, and employees, and to persons providing investor relations or consulting services, the limits being based on the Company’s total number of issued and outstanding shares per year. The stock options vest on the date of grant, except for those issued to persons providing investor relations services, which vest over a period of one year. The option price must be greater than or equal to the discounted market price on the grant date, and the option term cannot exceed ten years from the grant date.

Continuity of stock options is as follows:

	Underlying Shares	Weighted Average Exercise Price (C$)

Stock options outstanding, January 1, 2019	2,917,500	$2.04
Granted	526,000	$0.79
Cancelled / Forfeited	(255,000)	$2.09
Expired	(550,000)	$1.90
Stock options outstanding, December 31, 2019	2,638,500	$1.82
Granted	1,700,000	$1.64
Exercised	(48,000)	$0.79
Cancelled / Forfeited	(807,500))	$1.70
Stock options outstanding, December 31, 2020	3,483,000	$1.77
Stock options exercisable, December 31, 2020	2,208,000	$1.85

The following table summarizes information about the stock options outstanding and exercisable at December 31, 2020:

		Outstanding		Exercisable
Expiry Date	Price (C$)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Number of Options	Weighted Average Remaining Contractual Life (Years)
September 2, 2021	$2.95	360,000	0.67	360,000	0.67
September 20, 2022	$1.98	880,000	1.72	880,000	1.72
August 28, 2023	$1.30	295,000	2.66	295,000	2.66
August 21, 2024	$0.79	248,000	3.64	248,000	3.64
August 4, 2025	$1.64	1,700,000	4.59	425,000	4.59
		3,483,000	3.23	2,208,000	2.44

Option pricing requires the use of highly subjective estimates and assumptions including the expected stock price volatility. The expected volatility used in valuing stock options is based on volatility observed in historical periods. Changes in the underlying assumptions can materially affect the fair value estimates. The fair value of the options granted during the year ended December 31, 2020, was calculated using the Black-Scholes model with the following weighted average assumptions and resulting grant date fair value:

	2020	2019
Weighted average assumptions:
Risk-free interest rate	0.30%	1.27%
Expected dividend yield	0%	0%
Expected option life (years)	5.00	5.00
Expected stock price volatility	66.09%	59.01%
Weighted average fair value at grant date	C$0.89	C$0.40

During the year ended December 31, 2020, the Company charged $777 (December 31, 2019 - $144) to operations as share-based payments and capitalized $Nil (December 31, 2019 - $37) to exploration and evaluation assets for the fair value of stock options vested during the period.

(d)	Restricted Share Units:

On April 19, 2018, the Company’s Restricted Share Unit (“RSU”) Plan was approved by its shareholders. The RSU Plan is administered by the Compensation Committee under the supervision of the Board of Directors as compensation to officers, directors, consultants, and employees. The Compensation Committee determines the terms and conditions upon which a grant is made, including any performance criteria or vesting period.

Upon vesting, each RSU entitles the participant to receive one common share, provided that the participant is continuously employed with or providing services to the Company. RSUs track the value of the underlying common shares, but do not entitle the recipient to the underlying common shares until such RSUs vest, nor do they entitle a holder to exercise voting rights or any other rights attached to ownership or control of the common shares, until the RSU vests and the RSU participant receives common shares.

Continuity of RSUs is as follows:

	Underlying Shares	Weighted Average Price (C$)

RSUs outstanding, January 1, 2019	1,235,300	$1.62
Granted	1,730,500	$0.79
Exercised	(565,259)	$1.96
Cancelled / Forfeited	(27,666)	$1.35
RSUs outstanding, December 31, 2019	2,372,875	$0.94
Granted	1,481,000	$1.64
Exercised	(863,901)	$0.99
Cancelled / Forfeited	(115,974)	$1.00
RSUs outstanding, December 31, 2020	2,874,000	$1.28

The following table summarizes information about the RSUs outstanding at December 31, 2020:

Issuance Date	Price (C$)	Number of RSUs Outstanding
August 28, 2018	$1.31	288,000
August 21, 2019	$0.79	1,105,000
August 4, 2020	$1.64	1,481,000
		2,874,000

For the RSUs issued during year ended December 31, 2020, the weighted average fair value at the measurement date was C$1.64 (December  31, 2019 - C$0.79), based on the TSX market price of the Company’s shares on the date the RSUs were granted.

During the year ended December 31, 2020, the Company charged $1,080 (December 31, 2019 - $793) to operations as share-based payments and capitalized $Nil (December 31, 2019 - $49) to exploration and evaluation assets for the fair value of the RSUs vested. The fair value of the RSUs is recognized over the vesting period with reference to vesting conditions and the estimated RSUs expected to vest.

(e)	Earnings (loss) per share:

The calculations for basic and diluted earnings per share are as follows:

	2020	2019	2018
Net income (loss) for the year	$(7,482)	$(2,335)	$1,657
Basic weighted average number of shares outstanding	83,180,069	69,980,178	56,851,626
Effect of dilutive share options, warrants, and RSUs	-	-	3,149,011
Diluted weighted average number of shares outstanding	83,180,069	69,980,178	60,000,637
Basic earnings (loss) per share	$(0.09)	$(0.03)	$0.03
Diluted earnings (loss) per share	$(0.09)	$(0.03)	$0.03